Equipment Loans - Summary of Equipment loans (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Long-term Debt	$ 547,428
Asset Pledged as Collateral
Debt Instrument [Line Items]
Long-term Debt	1,215	$ 1,187
Less: Current portion	(324)	(314)
Long-term Debt, Excluding Current Maturities	891	873
Note Payable One | Asset Pledged as Collateral
Debt Instrument [Line Items]
Long-term Debt	36	51
Note Payable Two | Asset Pledged as Collateral
Debt Instrument [Line Items]
Long-term Debt	47	82
Note Payable Three | Asset Pledged as Collateral
Debt Instrument [Line Items]
Long-term Debt	67	58
Note Payable Four | Asset Pledged as Collateral
Debt Instrument [Line Items]
Long-term Debt	82	92
Note Payable Five | Asset Pledged as Collateral
Debt Instrument [Line Items]
Long-term Debt	800	$ 904
Other Equipment Financing | Asset Pledged as Collateral
Debt Instrument [Line Items]
Long-term Debt	$ 183